Document and Entity Information	Dec. 22, 2023
Prospectus:
Document Type	497
Document Period End Date	Dec. 22, 2023
Entity Registrant Name	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
Entity Central Index Key	0001657201
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 22, 2023
Document Effective Date	Dec. 22, 2023
Prospectus Date	Dec. 20, 2023
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Trading Symbol	BSJQ
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Prospectus:
Trading Symbol	BSCU